Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Financial Information Relating to Homebuilding Operations

Segment financial information relating to the Company’s homebuilding operations was as follows:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
Homebuilding revenue:
Southern California	$31,287	$28,554	$56,000	$5,640	$78,840
Northern California	21,146	15,873	33,861	4,250	40,777
Arizona	10,632	3,472	32,109	4,316	11,307
Nevada	13,552	5,804	24,007	2,481	17,148

Total homebuilding revenue	$76,617	$53,703	$145,977	$16,687	$148,072

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
(Loss) income before provision for income taxes:
Southern California	$889	$(2,903)	$(1,840)	$(19,131)	$(5,031)
Northern California	4,577	(1,426)	12,169	6,195	(3,248)
Arizona	353	(4,098)	64	9,928	(5,157)
Nevada	1	(24,091)	(1,637)	(1,738)	(28,979)
Corporate	(5,343)	(7,182)	(14,318)	233,243	(19,547)

(Loss) income before provision for income taxes	$477	$(39,700)	$(5,562)	$228,497	$(61,962)

Segment financial information relating to the Company’s homebuilding operations was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Homebuilding revenues:
Southern California	$130,737	$206,241	$179,282
Northern California	54,141	56,095	43,211
Arizona	20,074	16,595	51,215
Nevada	21,871	15,767	35,535

Total homebuilding revenues	$226,823	$294,698	$309,243

	Year Ended December 31,
	2011	2010	2009
Homebuilding pretax (loss) income:
Southern California	$(26,406)	$(83,176)	$(57,716)
Northern California	(6,307)	(41)	(37,853)
Arizona	(95,184)	(26,887)	(21,451)
Nevada	(30,500)	(21,449)	(70,915)
Corporate	(34,491)	(4,314)	65,074

Total homebuilding pretax (loss) income	$(192,888)	$(135,867)	$(122,861)

Homebuilding Pretax (Loss) Income Includes Following Pretax Inventory and Goodwill Impairment Charges Recorded

Homebuilding pretax (loss) income includes the following pretax inventory and impairment charges recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$17,962	$2,074	$87,607	$20,671	$128,314

	Year Ended December 31, 2010
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$70,801	$3,103	$22,409	$15,547	$111,860

	Year Ended December 31, 2009
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$19,518	$6,144	$—	$19,607	$45,269

Homebuilding Pretax (Loss) Income Includes Following Pretax Loss on Sales of Lots, Land and Other Recorded

Homebuilding pretax (loss) income includes the following pretax loss on sales of lots, land and other recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California(1)	Northern California(1)	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$—	$—	$—	$—
Operating costs	(1,912)	(2,297)	—	(25)	(4,234)

Loss on sales of lots, land and other	$(1,912)	$(2,297)	$—	$(25)	$(4,234)

	Year Ended December 31, 2010
	Southern California(1)	Northern California	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$17,204	$—	$—	$17,204
Operating costs	(6,001)	(14,334)	—	(91)	(20,426)

Loss on sales of lots, land and other	$(6,001)	$2,870	$—	$(91)	$(3,222)

	Year Ended December 31, 2009
	Southern California	Northern California(1)	Arizona	Nevada	Total
Loss on sales of lots, land and other
Operating revenue	$3,250	$—	$11,595	$6,375	$21,220
Operating costs	(27,294)	(29,410)	(25,588)	(49,348)	(131,640)

Loss on sales of lots, land and other	$(24,044)	$(29,410)	$(13,993)	$(42,973)	$(110,420)

(1)	Consists of write-off of land option deposits and pre-acquisition costs.

Consists of Write-Off of Land Option Deposits and Pre-Acquisition Costs

	Successor	Predecessor
	September 30, 2012	December 31, 2011
	(in thousands)
Homebuilding assets:
Southern California	$188,787	$182,781
Northern California	31,714	105,298
Arizona	161,423	129,920
Nevada	45,870	42,183
Corporate(1)	101,763	36,769

Total homebuilding assets	$529,557	$496,951

(1)	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.

	December 31,
	2011	2010
Homebuilding assets:
Southern California	$182,781	$239,510
Northern California	105,298	60,542
Arizona	129,920	194,635
Nevada	42,183	58,827
Corporate(1)	36,769	95,490

Total homebuilding assets	$496,951	$649,004

(1)	Comprised primarily of cash and receivables.